COASTAL GASLINK - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 28, 2022 CAD ($)	Dec. 31, 2022 CAD ($) Year	Dec. 31, 2022 CAD ($) Year	Dec. 31, 2022 CAD ($) Year	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 01, 2023 CAD ($)	Jul. 31, 2022	May 31, 2020
Equity Investments
Contributions to equity investments				$ 3,433	$ 1,210	$ 765
Impairment of equity investment (Notes 7 and 11)				3,048	0	0
Equity investments		$ 9,535	$ 9,535	9,535	8,441
Coastal GasLink
Equity Investments
Contributions to equity investments	$ 1,900
Additional aggregate cost		$ 3,300	$ 3,300	$ 3,300	3,300
Coastal GasLink | Expected term | Discounted cash flow
Equity Investments
Equity method investments, measurement input | Year		40	40	40
Coastal GasLink | Accounts payable and other
Equity Investments
Contributions to equity investments		$ 500
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Equity Investments
Due from affiliates		250	$ 250	$ 250	238
Carrying value		0	0	0
Coastal GasLink | Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Equity Investments
Revolving credit facility, borrowing capacity		1,262	1,262	1,262
Coastal GasLink | Subsequent event
Equity Investments
Additional aggregate cost							$ 3,300
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Impairment of equity investment (Notes 7 and 11)			3,048
Impairment charges after tax			2,643
Equity investments		$ 2,798	$ 2,798	2,798
Coastal GasLink
Equity Investments
Contributions to equity investments				$ 1,414	92	$ 101
Ownership interest percentage						35.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage		35.00%	35.00%	35.00%				35.00%	35.00%
Equity investments		$ 0	$ 0	$ 0	$ 386
Coastal GasLink | Canadian Natural Gas Pipelines | Subsequent event
Equity Investments
Expected cost of pipeline project							$ 14,500